RELATED PARTY TRANSACTIONS - Summary of Net Amounts Charged To Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Net amounts charged to related parties	$ 14,656	$ 24,454	$ 1,609
Frontline
Related Party Transaction [Line Items]
Net amounts charged to related parties	52	0	0
SFL
Related Party Transaction [Line Items]
Net amounts charged to related parties	468	957	894
Seatankers
Related Party Transaction [Line Items]
Net amounts charged to related parties	817	954	665
Northern Drilling
Related Party Transaction [Line Items]
Net amounts charged to related parties	38	50	50
SwissMarine
Related Party Transaction [Line Items]
Net amounts charged to related parties	13,281	19,528	0
CCL
Related Party Transaction [Line Items]
Net amounts charged to related parties	$ 0	$ 2,965	$ 0